Unaudited Condensed consolidated interim statements of financial position ₪ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 8,434	$ 19,176	$ 30,637
Other investment	137	154	147
Receivables	2,237	2,782	1,174
Total current assets	10,808	22,112	31,958
Non-current assets
Restricted deposits	380	405	388
Other investment	1,209	1,355	1,264
Right-of-use asset	3,612	407	306
Intangible assets	12,360	13,453	9,930
Fixed assets, net	4,653	2,922	2,206
Total non-current assets	22,214	18,542	14,094
Total Assets	33,022	40,654	46,052
Current liabilities
Trade payables	779	382	359
Other payables	2,174	2,239	1,573
Current maturities of lease liabilities	428	165	210
Total current liabilities	3,381	2,786	2,142
Non-current liabilities
Long-term lease liabilities	3,247	246	102
Total non-current liabilities	3,247	246	102
Capital
Share capital and premium on shares	70,476	69,610	65,283
Capital reserves	3,943	3,708	4,383
Currency translation differences reserve	(1,898)	1,275	857
Accumulated deficit	(46,127)	(36,971)	(26,715)
Total capital	26,394	37,622	43,808
Total liabilities and capital	$ 33,022	$ 40,654	$ 46,052